Accounts Receivable from Subscribers, Distributors, Recoverable Taxes and Other, Net - Additional Information (Detail) - MXN ($)	Dec. 31, 2017	Dec. 31, 2016
Greater than 90 days [member]
Disclosure of accounts receivable [line items]
Impairment loss on accounts receivables	$ 0	$ 0